Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
19.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of June 30, 2022, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of June 30,
	2022	2021
ASSETS
Cash	$9,085,082	$4,260
Advance to suppliers	-	-
Prepaid expenses and other current assets	4,250,071	679,266
TOTAL CURRENT ASSETS	13,335,153	683,526
Intangible asset, net	696,000	-
Other non-current assets	8,903,166	-
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	29,919,831	18,869,579
TOTAL ASSETS	52,854,150	19,553,105

LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	$90,165	$225,000
TOTAL CURRENT LIABILITIES	$90,165	$225,000
TOTAL LIABILITIES	90,165	225,000

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2021 and 2022; 12,086,923 and 18,286,923 Class A ordinary shares issued and outstanding as of June 30, 2021 and 2022, respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30, 2021 and 2022) *	24,050	17,850
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,158,643	6,643,118
Retained earnings	12,527,714	11,739,756
Accumulated other comprehensive (loss) income	69,019	942,822
TOTAL SHAREHOLDERS’ EQUITY	52,763,985	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$52,854,150	$19,553,105

*	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 14).

Condensed Statements of Income and Comprehensive Income

	For the years ended June 30,
	2022	2021	2020

General and administrative expenses	$1,594,856	$330,734	$318,634
Financial expenses	(11,094)	-	-
Loss from operation	1,583,762	330,734	318,634
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	2,371,720	4,598,276	2,754,455

Income before income tax expense	787,958	4,267,542	2,435,821
Income tax expense	-	-	-
Net income	$787,958	$4,267,542	$2,435,821
Other Comprehensive loss
Foreign currency translation (loss) income	(873,803)	1,335,757	(226,235)
Total comprehensive income	$(85,845)	$5,603,299	$2,209,586

	Ordinary shares		Subscription	Additional paid-in	Retained	Accumulated other comprehensive	Total Shareholders’
	Shares*	Amount	receivable	capital	earnings	(loss) income	Equity

Balance as of June 30, 2019	13,425,911	$13,426	$(13,426)	$2,142,518	$5,036,393	$(141,346)	$7,037,565
Issuance of additional shares	3,359,000	3,359	(2,015)	3,671,227	-	-	3,672,571
Net income	-	-	-	-	2,435,821	-	2,435,821
Foreign currency translation adjustment	-	-	-	-	-	(226,235)	(226,235)
Balance as of June 30, 2020	16,784,911	$16,785	$(15,441)	$5,813,745	$7,472,214	$(367,581)	$12,919,722
Acquisition of Non-controlling interests	1,065,089	1,065	-	829,373	-	(25,354)	805,084
Net income for the period	-	-	-	-	4,267,542	-	4,267,542
Foreign currency translation adjustment	-	-	-	-	-	1,335,757	1,335,757
Balance as of June 30, 2021	17,850,000	$17,850	$(15,441)	$6,643,118	$11,739,756	$942,822	$19,328,105
Issuance of Class A Ordinary Shares	6,200,000	6,200	-	33,515,525	-	-	33,521,725
Net income for the period					787,958		787,958
Foreign currency translation adjustment	-	-	-	-	-	(873,803)	(873,803)
Balance as of June 30, 2022	24,050,000	24,050	(15,441)	40,158,643	12,527,714	69,019	52,763,985

Condensed Statements of Cash Flows

	For the years ended June 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$(8,226,043)	$(75,805)	$(348,870)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(11,050,252)	(600,000)	-
Purchase of intangible assets	(720,000)	-	-
Net cash used in investing activities	(11,770,252)	(600,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	33,521,725	-	1,707,893
Payment for deferred offering costs	(3,570,805)	(459,164)	(220,031)
Net cash provided by (used in) financing activities	29,950,920	(459,164)	1,487,862

Effect of exchange rate changes	(873,803)	-	237

Net increase (decrease) in cash	9,080,822	(1,134,969)	1,139,229
Cash at beginning of period	4,260	1,139,229	-
Cash at end of period	$9,085,082	$4,260	$1,139,229